Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 14, 2013
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY MULTI CAP GROWTH TRUST
Central Index Key	dei_EntityCentralIndexKey	0001002427
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 14, 2013
Prospectus Date	rr_ProspectusDate	Mar 30, 2012

Morgan Stanley Multi Cap Growth Trust (Prospectus Summary): | Morgan Stanley Multi Cap Growth Trust
MORGAN STANLEY MULTI CAP GROWTH TRUST
Morgan Stanley January 14, 2013 Supplement SUPPLEMENT DATED JANUARY 14, 2013 TO THE PROSPECTUS OF MORGAN STANLEY MULTI CAP GROWTH TRUST Dated March 30, 2012
The following table replaces the "Shareholder Fees" table with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Shareholder Fees," effective February 25, 2013:
Shareholder Fees	Class L Morgan Stanley Multi Cap Growth Trust
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	none

Effective February 25, 2013, the 12b-1 fee for the Class L shares of the Fund will be reduced from 1.00% to 0.75%. Accordingly, the following table replaces the "Annual Fund Operating Expenses" table with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses," effective February 25, 2013:
Annual Fund Operating Expenses		Class L Morgan Stanley Multi Cap Growth Trust
Advisory Fee		0.67%
Distribution and Service (12b-1) fees	[1]	0.75%
Other Expenses		0.32%
Total Annual Fund Operating Expenses		1.74%
[1]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund’s Class L shares from 1.00% to 0.75% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and Service (12b-1) Fees shown in the table above have been restated to reflect such change.

The following tables replace the "Example" tables with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Example:"
If You SOLD Your Shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class L Morgan Stanley Multi Cap Growth Trust	177	548	944	2,052

If You HELD Your Shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class L Morgan Stanley Multi Cap Growth Trust	177	548	944	2,052

Additionally, all references elsewhere in the Prospectus to a 12b-1 fee of 1.00% for Class L shares will be replaced with 0.75%.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
Morgan Stanley Multi Cap Growth Trust (Prospectus Summary): | Morgan Stanley Multi Cap Growth Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MORGAN STANLEY MULTI CAP GROWTH TRUST
Supplement Text	ck0001002427_SupplementTextBlock	Morgan Stanley January 14, 2013 Supplement SUPPLEMENT DATED JANUARY 14, 2013 TO THE PROSPECTUS OF MORGAN STANLEY MULTI CAP GROWTH TRUST Dated March 30, 2012
Shareholder Fees, Caption	rr_ShareholderFeesCaption	The following table replaces the "Shareholder Fees" table with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Shareholder Fees," effective February 25, 2013:
Operating Expenses, Caption	rr_OperatingExpensesCaption	Effective February 25, 2013, the 12b-1 fee for the Class L shares of the Fund will be reduced from 1.00% to 0.75%. Accordingly, the following table replaces the "Annual Fund Operating Expenses" table with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses," effective February 25, 2013:
Expense Example, Heading	rr_ExpenseExampleHeading	The following tables replace the "Example" tables with respect to Class L shares only in the section of the Prospectus entitled "Fund Summary—Example:"
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	Additionally, all references elsewhere in the Prospectus to a 12b-1 fee of 1.00% for Class L shares will be replaced with 0.75%.
Supplement Closing	ck0001002427_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Morgan Stanley Multi Cap Growth Trust | Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPOCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Advisory Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052

[1]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund’s Class L shares from 1.00% to 0.75% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and Service (12b-1) Fees shown in the table above have been restated to reflect such change.